Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and contingencies
Schedule of Future Minimum Rental Payments for Operating Leases
The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	2015	2016
	RMB	RMB

Within one year	104,067	93,185
After one year but not more than five years	181,393	150,467
Later than five years	3,888	-

	289,348	243,652